Statements of Operations - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Revenues
Cost of revenues
Gross profit
Sales and marketing
General and administrative	45	58	194
Operating loss	(45)	(58)	(194)
Financial income, net	49	23	4
Net profit (loss)	$ 4	$ (35)	$ (190)
Per share data-
Basic and diluted earnings (loss) (in Dollars per share)	$ 0.003	$ (0.028)	$ (0.136)
Shares used in computing earnings (loss) per ordinary share:
Basic and diluted (in Shares)	1,255,640	1,255,640	1,401,128